Document and Entity Information	Mar. 31, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001051470
Document Type	8-K
Document Period End Date	Mar. 31, 2020
Entity Registrant Name	Crown Castle International Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-16441
Entity Tax Identification Number	76-0470458
Entity Address, Address Line One	1220 Augusta Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77057-2261
City Area Code	713
Local Phone Number	570-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	CCI
Security Exchange Name	NYSE
6.875% Mandatory Convertible Preferred Stock, Series A
Document And Entity Information [Line Items]
Title of 12(b) Security	6.875% Mandatory Convertible Preferred Stock, Series A
Trading Symbol	CCI.PRA
Security Exchange Name	NYSE